Segmental analysis - Schedule of Reconciliation of Underlying Basis to Statutory Results (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	£ 13,298	£ 12,922	[1],[2]	£ 10,872	[1]
Underlying other income	5,331	2,619		5,452
Total income, after net finance (expense) income in respect of insurance and investment contracts	18,629	15,541	[1],[2]	16,324	[1]
Underlying income, net of operating lease depreciation	18,629	15,541		16,324
Operating expenses	(10,823)	(9,237)	[1],[2]	(10,800)	[1]
Impairment charge / Underlying impairment charge	(303)	(1,522)	[1],[2]	1,378	[1]
Profit before tax	7,503	4,782	[3],[4]	6,902	[1]
Change in financial assets at fair value through profit or loss	22,539	(26,219)		15,565
Gain loss on sale of leased assets net operating leases	93	197		249
Volatility and other items
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	479	226		255
Underlying other income	(447)	1,846		(139)
Total income, after net finance (expense) income in respect of insurance and investment contracts	32	2,072		116
Operating lease depreciation	(956)	(373)		(460)
Underlying income, net of operating lease depreciation	(924)	1,699		(344)
Operating expenses	1,235	535		971
Impairment charge / Underlying impairment charge	(5)	12		7
Profit before tax	306	2,246		634
Change in financial assets at fair value through profit or loss	35	(1,978)		87
Charge for the year	80	70		70
Expense of restructuring activities	154	80		452
Expense due to unwinding of discount on provisions	107	118		199
Insurance gross up
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	(12)	24		36
Underlying other income	239	201		(253)
Total income, after net finance (expense) income in respect of insurance and investment contracts	227	225		(217)
Operating lease depreciation	0	0		0
Underlying income, net of operating lease depreciation	227	225		(217)
Operating expenses	(227)	(225)		217
Impairment charge / Underlying impairment charge	0	0		0
Profit before tax	0	0		0
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	13,765	13,172		11,163
Underlying other income	5,123	4,666		5,060
Total income, after net finance (expense) income in respect of insurance and investment contracts	18,888	17,838		16,223
Operating lease depreciation	(956)	(373)		(460)
Underlying income, net of operating lease depreciation	17,932	17,465		15,763
Operating expenses	(9,815)	(8,927)		(9,612)
Impairment charge / Underlying impairment charge	(308)	(1,510)		1,385
Profit before tax	7,809	7,028		7,536
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	13,765	13,172		11,163
Underlying other income	5,123	4,666		5,060
Total income, after net finance (expense) income in respect of insurance and investment contracts	18,888	17,838		16,223
Operating lease depreciation	(956)	(373)		(460)
Underlying income, net of operating lease depreciation	17,932	17,465		15,763
Operating expenses	(9,140)	(8,672)		(8,312)
Impairment charge / Underlying impairment charge	(308)	(1,510)		1,385
Profit before tax	£ 7,809	£ 7,028		£ 7,536

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	2 Restated for presentational changes; see note 1.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.